PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited)
1
VY
®
JPMorgan
Mid Cap Value Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 98 .6%
Communication Services : 2 .6%
51,622
(1)
IAC, Inc.
$ 2,753,517
0 .9
32,060
(1)
Liberty Media Corp.-
Liberty Live - Class C,
Tracking Stock
1,404,869
0 .4
56,400
(1)
Liberty Media Corp.-
Liberty SiriusXM,
Tracking Stock
1,675,644
0 .5
16,975
(1)
Take-Two Interactive
Software, Inc.
2,520,618
0 .8
8,354,648
2 .6
Consumer Discretionary : 10 .2%
1,200
(1)
AutoZone, Inc.
3,781,980
1 .2
58,033  Bath & Body Works,
Inc.
2,902,811
0 .9
30,763
Best Buy Co., Inc.
2,523,489
0 .8
36,381
Carter's, Inc.
3,080,743
1 .0
15,405  Darden Restaurants,
Inc.
2,574,946
0 .8
22,913
(1)
Expedia Group, Inc.
3,156,266
1 .0
17,476
Genuine Parts Co.
2,707,557
0 .9
69,508
LKQ Corp.
3,712,422
1 .2
23,559
(1)
Mohawk Industries,
Inc.
3,083,637
1 .0
13,703
Ralph Lauren Corp.
2,572,875
0 .8
43,390
Tapestry, Inc.
2,060,157
0 .6
32,156,883
10 .2
Consumer Staples : 4 .7%
8,906  Constellation Brands,
Inc. - Class A
2,420,295
0 .8
47,434  Energizer Holdings,
Inc.
1,396,457
0 .4
75,102
Keurig Dr Pepper, Inc.
2,303,378
0 .7
46,618
Kroger Co.
2,663,286
0 .8
22,112
(1)
Post Holdings, Inc.
2,350,063
0 .8
70,973
(1)
US Foods Holding
Corp.
3,830,413
1 .2
14,963,892
4 .7
Energy : 3 .9%
101,794
Coterra Energy, Inc.
2,838,017
0 .9
23,997  Diamondback Energy,
Inc.
4,755,485
1 .5
126,145
Williams Cos., Inc.
4,915,871
1 .5
12,509,373
3 .9
Financials : 22 .1%
15,292  Ameriprise Financial,
Inc.
6,704,625
2 .1
55,699
(1)
Arch Capital Group
Ltd.
5,148,816
1 .6
61,808
Blue Owl Capital, Inc.
1,165,699
0 .4
20,287  Discover Financial
Services
2,659,423
0 .8
38,740  Fidelity National
Information Services,
Inc.
2,873,733
0 .9
108,472
Fifth Third Bancorp
4,036,243
1 .3
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
2,358  First Citizens
BancShares, Inc.
- Class A
$ 3,855,330
1 .2
17,439
Globe Life, Inc.
2,029,376
0 .6
42,613  Hartford Financial
Services Group, Inc.
4,391,270
1 .4
311,648  Huntington
Bancshares, Inc.
4,347,490
1 .4
72,329
Loews Corp.
5,662,637
1 .8
32,001
M&T Bank Corp.
4,654,225
1 .5
150,512  MGIC Investment
Corp.
3,365,448
1 .1
26,146
Northern Trust Corp.
2,324,902
0 .7
38,528  Raymond James
Financial, Inc.
4,947,766
1 .6
212,003  Regions Financial
Corp.
4,460,543
1 .4
53,003
State Street Corp.
4,098,192
1 .3
35,215
W.R. Berkley Corp.
3,114,415
1 .0
69,840,133
22 .1
Health Care : 7 .4%
24,086  AmerisourceBergen
Corp.
5,852,657
1 .8
29,114
(1)
Globus Medical, Inc.
- Class A
1,561,675
0 .5
52,555
(1)
Henry Schein, Inc.
3,968,954
1 .3
19,587
(1)
Jazz Pharmaceuticals
PLC
2,358,667
0 .7
12,715  Laboratory Corp. of
America Holdings
2,777,719
0 .9
16,314
Quest Diagnostics, Inc.
2,171,556
0 .7
8,877  Universal Health
Services, Inc. - Class B
1,619,697
0 .5
24,289  Zimmer Biomet
Holdings, Inc.
3,205,662
1 .0
23,516,587
7 .4
Industrials : 16 .3%
14,762
Acuity Brands, Inc.
3,966,992
1 .3
26,599
AMETEK, Inc.
4,864,957
1 .5
10,114
Carlisle Cos., Inc.
3,963,171
1 .3
22,069
Dover Corp.
3,910,406
1 .2
49,704  Fortune Brands
Innovations, Inc.
4,208,438
1 .3
13,294
Hubbell, Inc.
5,517,675
1 .7
12,836
IDEX Corp.
3,132,241
1 .0
37,280
ITT, Inc.
5,071,198
1 .6
20,845  Lincoln Electric
Holdings, Inc.
5,324,647
1 .7
24,470
(1)
Middleby Corp.
3,934,531
1 .2
16,945
Snap-on, Inc.
5,019,448
1 .6
32,105
Timken Co.
2,806,940
0 .9
51,720,644
16 .3
Information Technology : 7 .3%
31,708  Amphenol Corp.
- Class A
3,657,518
1 .2
10,130
CDW Corp.
2,591,051
0 .8

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)
2
VY
®
JPMorgan
Mid Cap Value Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
27,974
(1)
GoDaddy, Inc. - Class
A
$ 3,319,954
1 .0
6,249
Jabil, Inc.
837,054
0 .3
36,087  Microchip Technology,
Inc.
3,237,365
1 .0
7,200  Motorola Solutions,
Inc.
2,555,856
0 .8
9,300
(1)
Teledyne Technologies,
Inc.
3,992,676
1 .3
9,456
(1)
Zebra Technologies
Corp. - Class A
2,850,417
0 .9
23,041,891
7 .3
Materials : 7 .1%
35,707
Ball Corp.
2,405,223
0 .8
7,971
Celanese Corp.
1,369,896
0 .4
28,511  Freeport-McMoRan,
Inc.
1,340,587
0 .4
8,672  Martin Marietta
Materials, Inc.
5,324,088
1 .7
22,546  Packaging Corp. of
America
4,278,780
1 .4
36,548
RPM International, Inc.
4,347,385
1 .4
68,383
Silgan Holdings, Inc.
3,320,678
1 .0
22,386,637
7 .1
Real Estate : 10 .2%
72,022  American Homes 4
Rent - Class A
2,648,969
0 .8
11,801  AvalonBay
Communities, Inc.
2,189,794
0 .7
28,753
Boston Properties, Inc.
1,877,858
0 .6
44,964  Brixmor Property
Group, Inc.
1,054,406
0 .3
23,681
(1)
CBRE Group, Inc.
- Class A
2,302,740
0 .7
5,927  Essex Property Trust,
Inc.
1,450,989
0 .5
13,559  Federal Realty
Investment Trust
1,384,645
0 .4
68,309  Host Hotels & Resorts,
Inc.
1,412,630
0 .5
110,362
Kimco Realty Corp.
2,164,199
0 .7
14,443  Mid-America
Apartment
Communities, Inc.
1,900,410
0 .6
62,526
Rayonier, Inc.
2,078,364
0 .7
33,446  Regency Centers
Corp.
2,025,490
0 .6
41,563  Rexford Industrial
Realty, Inc.
2,090,619
0 .7
12,550
Sun Communities, Inc.
1,613,679
0 .5
26,926
Ventas, Inc.
1,172,358
0 .4
91,937
Weyerhaeuser Co.
3,301,458
1 .0
27,729
WP Carey, Inc.
1,565,025
0 .5
32,233,633
10 .2
Utilities : 6 .8%
80,673
CMS Energy Corp.
4,867,809
1 .5
34,609
Edison International
2,447,895
0 .8
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Utilities: (continued)
48,965
National Fuel Gas Co.
$ 2,630,400
0 .8
243,872
PG&E Corp.
4,087,295
1 .3
53,413  WEC Energy Group,
Inc.
4,386,275
1 .4
57,315
Xcel Energy, Inc.
3,080,681
1 .0
21,500,355
6 .8
Total Common Stock
(Cost $213,245,792)
312,224,676
98 .6
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 1 .5%
Mutual Funds : 1 .5%
4,646,399
(2)
BlackRock Liquidity
Funds, FedFund,
Institutional Class,
5.200%
(Cost $4,646,399) $ 4,646,399 1 .5
Total Short-Term
Investments
(Cost $4,646,399)
4,646,399
1 .5
Total Investments in
Securities
(Cost $217,892,191) $ 316,871,075 100 .1
Liabilities in Excess
of Other Assets (223,852) (0.1)
Net Assets $ 316,647,223 100.0
(1)
Non-income producing security.
(2)
Rate shown is the 7-day yield as of March 31, 2024.

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)
3
VY
®
JPMorgan
Mid Cap Value Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2024
Asset Table
Investments, at fair value
Common Stock* $ 312,224,676 $ — $ — $ 312,224,676
Short-Term Investments 4,646,399 — — 4,646,399
Total Investments, at fair value $ 316,871,075 $ — $ — $ 316,871,075
*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 107,431,651
Gross Unrealized Depreciation (8,452,767)
Net Unrealized Appreciation $ 98,978,884